Commitments and Contingencies (Details Narrative) (10-K) - USD ($)							3 Months Ended			6 Months Ended		12 Months Ended
	Apr. 10, 2017	Dec. 29, 2016	Jul. 14, 2016	Jul. 02, 2016	May 03, 2016	Nov. 16, 2015	Jun. 30, 2018	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Jan. 11, 2017	Apr. 22, 2016	Dec. 31, 2015	Dec. 29, 2014
Number of option granted													2,000,000
Number of options purchase to common stock shares							3,743,000	3,743,000		3,743,000		4,043,000	5,319,000			9,933,500
Common stock option exercise price													$ 0.55
Security deposit							$ 9,408	$ 9,408		$ 9,408		$ 9,408	$ 19,912
Prepaid rent							25,837	25,837		25,837		76,006	181,796
Ownership interest in contv																	50.00%
Fund on-going costs									$ 10,461		$ 84,580	84,580	707,101
Loss on CONtv joint venture													262,500
Due to CONtv joint venture							224,241	224,241		224,241		224,241	224,241
Amended and Restated Operating Agreement [Member}
Ownership interest in contv						10.00%
Fund on-going costs						$ 25,000
Arden B. Silverman [Member]
Due to CONtv joint venture														$ 42,600
Rogers & Cowan [Member]
Damages sought, value	$ 90,000
Bristol Capital Advisors, LLC [Member]
Lease term				5 years 3 months
Monthly lease payment				$ 8,118
Security deposit				9,137
Prepaid rent				$ 199,238
Rent expense under sublease										40,969	83,268	98,877	24,354
Bristol Capital, LLC [Member]
Rent expense under sublease										40,969	$ 83,268	98,877	24,354
Consulting Services Agreement [Member]
Number of options purchase to common stock shares		525,000
Common stock option exercise price		$ 0.50
Number of options to purchase, vested		75,000
Consulting Services Agreement [Member] | Bristol Capital, LLC [Member]
Number of option granted		600,000
Monthly fee		$ 18,750
Accrued consulting expense							$ 367,419	367,419		$ 367,419		283,106	$ 75,000
Consulting Services Agreement [Member] | Bristol Capital, LLC [Member]
Accrued consulting expense												$ 208,106
Consulting Services Agreement [Member] | March 31, 2017 [Member]
Common stock option exercise price		$ 0.55
Number of options to purchase, vested		75,000
Consulting Services Agreement [Member] | September 30, 2017 [Member]
Common stock option exercise price		$ 0.55
Number of options to purchase, vested		75,000
Consulting Services Agreement [Member] | June 30, 2017 [Member]
Common stock option exercise price		$ 0.55
Number of options to purchase, vested		75,000
Consulting Services Agreement [Member] | December 31, 2017 [Member]
Common stock option exercise price		$ 0.60
Number of options to purchase, vested		75,000
Consulting Services Agreement [Member] | March 31, 2018 [Member]
Common stock option exercise price		$ 0.60
Number of options to purchase, vested		75,000
Consulting Services Agreement [Member] | June 30, 2018 [Member]
Common stock option exercise price		$ 0.60
Number of options to purchase, vested		75,000
Mr.Malinoff [Member]
Annual base salary			$ 225,000
Mr.Malinoff [Member] | November 8, 2016 [Member]
Number of option granted												600,000
Mr. Maatta [Member]
Annual base salary								$ 125,000
Number of options purchase to common stock shares					800,000										1,100,000
Common stock option exercise price					$ 0.50
Number of options to purchase, vested					100,000
Mr. Maatta [Member] | March 31, 2017 [Member]
Common stock option exercise price					$ 0.55
Number of options to purchase, vested					100,000
Mr. Maatta [Member] | September 30, 2017 [Member]
Common stock option exercise price					$ 0.55
Number of options to purchase, vested					100,000
Mr. Maatta [Member] | December 31, 2017 [Member]
Common stock option exercise price					$ 0.60
Number of options to purchase, vested					100,000
Mr. Maatta [Member] | March 31, 2018 [Member]
Common stock option exercise price					$ 0.60
Number of options to purchase, vested					100,000
Mr. Maatta [Member] | June 30, 2017 [Member]
Common stock option exercise price					$ 0.55
Number of options to purchase, vested					100,000
Mr. Maatta [Member] | Employment Agreement [Member]
Number of options purchase to common stock shares					300,000
Common stock option exercise price					$ 0.50
Mr. Maatta [Member] | September 30, 2016 [Member]
Common stock option exercise price					$ 0.50
Number of options to purchase, vested					100,000
Mr. Maatta [Member] | December 31, 2016 [Member]
Common stock option exercise price					$ 0.50
Number of options to purchase, vested					100,000